DEPOSITS (Detail Textuals) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Brokered certificates of deposit	$ 69.1	$ 55.8	$ 62.3
Deposits from related parties held		$ 7.4	$ 16.0